Impairment of Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Impairment of Non-Financial Assets [Abstract]
Schedule of impairment of non-financial assets
	2022	2021	2020
	MCh$	MCh$	MCh$

Impairment of intangible assets	122	1,647	629
Impairment of property and equipment	9	43	1,031
Impairment of assets from income from ordinary activities from contracts with customers	(54)	—	1
Total	77	1,690	1,661